Annual Total Returns (dei_DocumentInformationDocumentAxis, (WF VT Opportunity Fund), Class 1)	0 Months Ended
Aug. 29, 2011
(WF VT Opportunity Fund) | Class 1
Bar Chart Table:
Annual Return 2001	(3.70%)
Annual Return 2002	(26.82%)
Annual Return 2003	37.01%
Annual Return 2004	18.22%
Annual Return 2005	7.88%
Annual Return 2006	12.22%
Annual Return 2007	6.63%
Annual Return 2008	(40.10%)
Annual Return 2009	47.74%
Annual Return 2010	23.76%